Cover	Feb. 12, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 12, 2024
Entity File Number	001-41763
Entity Registrant Name	HANRYU HOLDINGS, INC.
Entity Central Index Key	0001911545
Entity Tax Identification Number	88-1368281
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	160, Yeouiseo-ro
Entity Address, Address Line Two	Yeongdeungpo-gu
Entity Address, City or Town	Seoul
Entity Address, Country	KR
Entity Address, Postal Zip Code	07231
City Area Code	82-2
Local Phone Number	564-8588
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	HRYU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false